Employment Agreements (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Sep. 30, 2011	Jan. 07, 2011	Sep. 30, 2010 Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Shares unvested				756,000
Employment Agreements (Textual) [Abstract]
Post employment benefit liability			$ 3,400,000
Period of consulting agreement		5 years
Annual consulting fee		500,000
Percentage of annual fee for incentive bonus		50.00%
Maximum percentage of annual fee		100.00%
Termination of agreement by Death or disability		payment of an amount equal to one year’s annual consulting fee plus one year of incentive bonus
Additional annual incentive bonuses		$ 500,000
Initial term of agreement	2 years
Additional term of agreement	1 year
Period for termination notice	continue to be renewed for successive one-year terms unless either party gives 90-days’ notice to terminate
Period of non compete agreements		2 years